Contingencies, Commitments and Guarantees	12 Months Ended
Dec. 31, 2021
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Contingencies, Commitments and Guarantees
Note 30: Contingencies, Commitments and Guarantees
Lawsuits and legal claims
The Company is engaged in various legal proceedings, claims, audits and investigations that have arisen in the ordinary course of business. These matters include, but are not limited to, employment matters, commercial matters, defamation claims and intellectual property infringement claims. The outcome of all of the matters against the Company is subject to future resolution, including the uncertainties of litigation. Based on information currently known to the Company and after consultation with outside legal counsel, management believes that the ultimate resolution of any such matters, individually or in the aggregate, will not have a material adverse impact on the Company’s financial condition taken as a whole.
Uncertain tax positions
The Company is subject to taxation in numerous jurisdictions and is routinely under audit by many different taxing authorities in the ordinary course of business. There are many transactions and calculations during the course of business for which the ultimate tax determination is uncertain, as taxing authorities may challenge some of the Company’s positions and propose adjustments or changes to its tax filings.

In February 2018, the U.K. tax authority, HM Revenue & Customs (“HMRC”), issued notices of assessment under the Diverted Profits Tax (“DPT”) regime for the 2015 taxation year of certain of the Company’s current and former U.K. affiliates. The Company paid $31 million in tax, as required under the notices. As management does not believe that these U.K. affiliates fall within the scope of the DPT regime, the Company appealed these assessments in July 2019 to obtain a refund. In February 2021, HMRC issued DPT notices for the 2016 taxation year aggregating $87 million, which the Company paid in March 2021, as required under the notices. In August 2021, HMRC issued DPT notices for the 2018 taxation year aggregating $261 million, which the Company paid in September 2021. In February 2022, HMRC issued final DPT notices for the 2017 taxation year aggregating approximately $
75

million, which the Company will pay in March 2022. These assessments largely relate to businesses that the Company has sold. Certain of the assessments are subject to indemnity arrangements under which the Company has been or will be required to pay additional taxes to HMRC, including those attributable to the indemnity counterparty. The Company is vigorously defending its position and intends to continue contesting these assessments (including any amended by HMRC) through all available administrative and judicial remedies. Any payments made by the Company are not a reflection of its view on the merits of the case. Because management believes that its position is supported by the weight of law, it does not believe that the resolution of this matter will have a material adverse effect on the Company’s financial condition taken as a whole. As a result, the Company has recorded substantially all of these payments as non-current
receivables from HMRC and the indemnity counterparty on its financial statements since the Company expects to receive refunds of substantially all of the aggregate amount paid pursuant to these notices of assessment.
Dispositions
In certain disposition agreements, the Company guarantees to the purchaser the recoverability of certain assets or limits on certain liabilities, including as in the “Uncertain tax positions” section above. The Company does not believe based upon current facts and circumstances described that additional payments in connection with these transactions would have a material adverse impact on the Company’s financial condition taken as a whole.
Unconditional purchase obligations
The Company has various obligations for materials, supplies, outsourcing and other services contracted in the ordinary course of business. The future unconditional purchase obligations as of December 31, 2021 and 2020 are as follows:

	December 31,

	2021	2020
Within 1 year	374	316
Between 1 and 2 years	273	277
Between 2 and 3 years	199	242
Between 3 and 4 years	136	71
Between 4 and 5 years	47	13
Later than 5 years	3	-
	1,032	919